INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 902,256	$ 908,583
Additions	110,147	64,450
Disposals / Consumptions		(11,798)
Transfers	2,348	3,912
Depreciation charge	(70,342)	(62,891)
Intangible assets and goodwill, ending balance	944,409	902,256
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	1,771,726	2,012,772
Intangible assets and goodwill, ending balance	1,882,230	1,771,726
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(869,470)	(1,104,189)
Intangible assets and goodwill, ending balance	(937,821)	(869,470)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	79,792	75,841
Additions	57,689	29,066
Disposals / Consumptions		0
Transfers	2,348	3,929
Depreciation charge	(27,655)	(29,044)
Intangible assets and goodwill, ending balance	112,174	79,792
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	402,387	369,468
Intangible assets and goodwill, ending balance	460,434	402,387
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(322,595)	(293,627)
Intangible assets and goodwill, ending balance	(348,260)	(322,595)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	141,503	112,614
Additions	0	2,864
Disposals / Consumptions		0
Transfers	32,498	47,493
Depreciation charge	(42,332)	(21,468)
Intangible assets and goodwill, ending balance	131,669	141,503
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	326,269	275,912
Intangible assets and goodwill, ending balance	358,767	326,269
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(184,766)	(163,298)
Intangible assets and goodwill, ending balance	(227,098)	(184,766)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	11,231	26,221
Additions	50,627	32,520
Disposals / Consumptions		0
Transfers	(32,498)	(47,510)
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	29,360	11,231
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	11,231	26,221
Intangible assets and goodwill, ending balance	29,360	11,231
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	7,423	31,600
Additions	1,831	0
Disposals / Consumptions		(11,798)
Transfers	0	0
Depreciation charge	(355)	(12,379)
Intangible assets and goodwill, ending balance	8,899	7,423
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	295,597	604,929
Intangible assets and goodwill, ending balance	297,427	295,597
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(288,174)	(573,329)
Intangible assets and goodwill, ending balance	(288,528)	(288,174)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Additions	0	0
Disposals / Consumptions		0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,935	73,935
Intangible assets and goodwill, ending balance	73,935	73,935
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(73,935)	(73,935)
Intangible assets and goodwill, ending balance	(73,935)	(73,935)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Additions	0	0
Disposals / Consumptions		0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0